Net investment income	12 Months Ended
Dec. 31, 2019
6. Net investment income
Net investment income

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page [00].

6 Net investment income

Accounting for net investment income

Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 13 and Note 15.

	2019	2018	2017
	£m	£m	£m
Net gains from financial instruments mandatorily at fair value	510	226	-
Net gains from disposal of debt instruments at fair value through other comprehensive income	502	158	-
Net gains from disposal of financial assets and liabilities measured at amortised cost[a]	257	38	147
Dividend income	76	91	48
Net (losses)/gains on other investments	(214)	72	30
Net gains from financial instruments designated at fair value[b]	-	-	338
Net gains from disposal of available for sale investments[c]	-	-	298
Net investment income	1,131	585	861

Notes

a Included within the 2019 balance of £257m are gains of £170m relating to the sale of debt securities as part of the Group’s Treasury operations.

b Following the adoption of IFRS 9 in 2018, gains or losses on financial assets designated at fair value to eliminate or reduce an accounting mismatch are recognised within net trading income lines.

c Following the adoption of IFRS 9 in 2018, available for sale classification is no longer applicable.